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[Letterhead of State Street Research & Management Company,
One Financial Center,
Boston, MA  02111]

VIA EDGAR

                                                              March 5, 2003

Securities and Exchange Commission
Filing Desk
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

RE:      State Street Research Securities Trust
         Securities Act of 1933 File No. 33-74628
         Investment Company Act of 1940 File No. 811-8322
         CIK No. 0000918572

Ladies and Gentlemen:

     On behalf of State Street Research Securities Trust (the "Registrant") and pursuant to Rule 497(c) of the Securities Act of 1933, we hereby file electronically the definitive Statement of Additional Information dated March 1, 2003, for the State Street Research Legacy Fund, a series of the Registrant.

     If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

Very truly yours,


/s/ Amy L. Simmons
Amy L. Simmons
Vice President

cc:      Geoffrey R.T. Kenyon, Esq.
         Peter Fariel, Esq.
           Goodwin Procter LLP
         Terrence J. Cullen, Esq.
           State Street Research & Management Company